Employee Future Benefits - Schedule of Allocation of and Fair Value of Plan Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
2024 Target Allocation	100.00%
Actual plan asset allocation	100.00%	100.00%
Fair value of plan assets	$ 4,119	$ 3,743
Equities
Defined Benefit Plan Disclosure [Line Items]
2024 Target Allocation	46.00%
Actual plan asset allocation	47.00%	46.00%
Fair value of plan assets	$ 1,941	$ 1,725
Fixed income
Defined Benefit Plan Disclosure [Line Items]
2024 Target Allocation	46.00%
Actual plan asset allocation	45.00%	45.00%
Fair value of plan assets	$ 1,829	$ 1,679
Real estate
Defined Benefit Plan Disclosure [Line Items]
2024 Target Allocation	7.00%
Actual plan asset allocation	7.00%	8.00%
Fair value of plan assets	$ 300	$ 291
Cash and other
Defined Benefit Plan Disclosure [Line Items]
2024 Target Allocation	1.00%
Actual plan asset allocation	1.00%	1.00%
Fair value of plan assets	$ 49	$ 48
Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,064	932
Level 1 | Equities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	773	666
Level 1 | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	268	232
Level 1 | Real estate
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Level 1 | Cash and other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	23	34
Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,755	2,520
Level 2 | Equities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,168	1,059
Level 2 | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,561	1,447
Level 2 | Real estate
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Level 2 | Cash and other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	26	14
Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	300	291	$ 282
Level 3 | Equities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Level 3 | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Level 3 | Real estate
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	300	291
Level 3 | Cash and other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 0	$ 0